Loans	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
LOANS

NOTE 17 – LOANS

	As of December 31,
	2023	2022

Short-term loan:
Everbright Bank	$7,042,353	$-

Long-term loan:
Post Savings Bank of China	3,985,972	-
Current portion	$478,880	$-
Non-current portion	$3,507,092	$-

Short-term loan

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain revolving fund up to RMB 100,000,000, approximately $14,084,705, for a term from June 1, 2023 to May 31, 2024. As of December 31, 2023, the Company had been able to utilize the line of credit for RMB 50,000,000 (approximately $7,042,353) with interest rates from 2% to 4.5% which would mature from June 4, 2024 to September 25, 2024, collateralized by the pledge of land use right of Sunrise Tech for RMB 50,000,000. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, Ms. Fangfei Liu, spouse of Mr. Haiping Hu and Ms. Huiyu Du, the legal representative of Sunrise Guizhou.

Long-term loan

On January 18, 2023, Sunrise Guizhou entered into a line of credit facility agreement with Post Bank to obtain revolving fund up to RMB 30,000,000, approximately $4,225,412, with an interest rate of 4.5% for a term from January 19, 2023 to January 18, 2031. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. As of December 31, 2023, the Company had utilized the line of credit with Post Bank for RMB 28,300,000 (approximately $3,985,972), which would mature between July 2023 and April 2026. The Company early repaid the outstanding long-term loan in March 2024.